Principal accounting policies (Estimated impact of adoption of IFRS 15 on consolidated financial statements) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	[1]
Estimated impact of adoption of IFRS 15 on consolidated financial statements [line items]
Accounts receivable	¥ 29,278,938	¥ 25,447,595
Contract assets	11,058
Total current assets	61,799,069	48,537,710
Total assets	419,903,311	396,589,511	[2]
Accounts payable and other liabilities	35,138,680	38,900,132
Contract liabilities	1,976,647
Total current liabilities	138,206,214	155,950,488
Total liabilities	303,781,641	¥ 288,974,907	[2]
Hypothetical amounts under IASs 18 and 11 [member]
Estimated impact of adoption of IFRS 15 on consolidated financial statements [line items]
Accounts receivable	29,289,996
Contract assets	0
Total current assets	61,799,069
Total assets	419,903,311
Accounts payable and other liabilities	37,115,327
Contract liabilities	0
Total current liabilities	138,206,214
Total liabilities	303,781,641
Estimated impact of adoption of IFRS 15 on 2018 [member]
Estimated impact of adoption of IFRS 15 on consolidated financial statements [line items]
Accounts receivable	(11,058)
Contract assets	11,058
Total current assets	0
Total assets	0
Accounts payable and other liabilities	(1,976,647)
Contract liabilities	1,976,647
Total current liabilities	0
Total liabilities	¥ 0

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[2]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.